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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment [ ]; Amendment Number:
                                               ------
  This Amendment (Check only one):               [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Parameter Capital Management, LLC
Address:     330 Madison Avenue, 6(th) Floor.
             New York, New York 10017

Form 13F File Number:  28-14295

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Peter Nussbaum
Title: Authorized Person
Phone: 203-890-2094

Signature, Place, and Date of Signing:

 /s/ Peter Nussbaum         Stamford, Connecticut          November 14, 2011
----------------------     -----------------------      -----------------------
      [Signature]              [City, State]                    [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

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
Report Summary:

Number of Other Included Managers:                       1
                                                         ----------

Form 13F Information Table Entry Total:                  80*
                                                         ----------

Form 13F Information Table Value Total:                  $185,399
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                                                         (thousands)
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List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.           Form 13F File Number                Name
1             28-13297                            S.A.C. Capital Advisors, L.P.

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*   Positions that are exempt from reporting under Special Instruction 9 to the
    Form 13F are excluded. However, positions that would not be exempt when aggregated with positions of the same security held by (i) the Other Included Managers or (ii) certain affiliates of the Reporting Manager which include the Reporting Manager as an Other Included Manager on their own Forms 13F, are listed herein.

                                     - 1 -
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COLUMN 1                     COLUMN 2 COLUMN 3  COLUMN 4            COLUMN 5             COLUMN 6    COLUMN 7       COLUMN 8
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                                                             SH                                                  VOTING AUTHORITY
NAME OF                      TITLE OF   CUSIP     VALUE    OR PRN     SH /    PUT /     INVESTMENT    OTHER   ----------------------
ISSUER                        CLASS             (X$1000)   AMOUNT     PRN      CALL     DISCRETION   MANAGERS SOLE   SHARED     NONE
---------------------------- ------   --------- --------  --------- -------  -------  -------------- -------- ---- ----------  -----
ALLIANCE DATA SYSTEMS CORP   Option   018581958    1,854     20,000          Put      Shared-Defined        1          20,000
ALLSTATE CORP                Common   020002101    1,185     50,000 SH                Shared-Defined        1          50,000
AMERIPRISE FINL INC          Common   03076C106    4,920    125,000 SH                Shared-Defined        1         125,000
AMETEK INC NEW               Common   031100100    1,813     55,000 SH                Shared-Defined        1          55,000
ARKANSAS BEST CORP DEL       Common   040790107      888     55,000 SH                Shared-Defined        1          55,000
AVALONBAY CMNTYS INC         Common   053484101    1,141     10,000 SH                Shared-Defined        1          10,000
AXIS CAPITAL HOLDINGS        Common   G0692U109    4,540    175,000 SH                Shared-Defined        1         175,000
CAPITAL ONE FINL CORP        Common   14040H105    2,972     75,000 SH                Shared-Defined        1          75,000
CME GROUP INC                Common   12572Q105    1,232      5,000 SH                Shared-Defined        1           5,000
COMERICA INC                 Common   200340107    4,054    176,477 SH                Shared-Defined        1         176,477
D R HORTON INC               Common   23331A109      452     50,000 SH                Shared-Defined        1          50,000
D R HORTON INC               Option   23331A909    1,130    125,000          Call     Shared-Defined        1         125,000
DANAHER CORP DEL             Common   235851102    1,049     25,000 SH                Shared-Defined        1          25,000
DU PONT E I DE NEMOURS & CO  Common   263534109      799     20,000 SH                Shared-Defined        1          20,000
EASTMAN CHEM CO              Common   277432100    2,056     30,000 SH                Shared-Defined        1          30,000
ENDURANCE SPECIALTY HLDGS LT Common   G30397106    3,586    105,000 SH                Shared-Defined        1         105,000
EQUITY RESIDENTIAL           Common   29476L107    2,075     40,000 SH                Shared-Defined        1          40,000
EVEREST RE GROUP LTD         Option   G3223R908    1,588     20,000          Call     Shared-Defined        1          20,000
FIFTH THIRD BANCORP          Common   316773100    3,232    320,000 SH                Shared-Defined        1         320,000
FIRST HORIZON NATL CORP      Common   320517105    2,086    350,000 SH                Shared-Defined        1         350,000
FORD MTR CO DEL              Common   345370860    1,741    180,000 SH                Shared-Defined        1         180,000
GRAINGER W W INC             Option   384802954    2,991     20,000          Put      Shared-Defined        1          20,000
HANOVER INS GROUP INC        Common   410867105       11        300 SH                Shared-Defined        1             300
HEALTH CARE REIT INC         Common   42217K106      964     20,590 SH                Shared-Defined        1          20,590
HONEYWELL INTL INC           Common   438516106    1,537     35,000 SH                Shared-Defined        1          35,000
HORACE MANN EDUCATORS CORP N Common   440327104    1,141    100,000 SH                Shared-Defined        1         100,000
HUNTINGTON BANCSHARES INC    Common   446150104    1,757    366,000 SH                Shared-Defined        1         366,000
INTL PAPER CO                Common   460146103      899     38,674 SH                Shared-Defined        1          38,674
INTL PAPER CO                Option   460146903    1,163     50,000          Call     Shared-Defined        1          50,000
INVESCO LTD                  Common   G491BT108    5,717    368,628 SH                Shared-Defined        1         368,628
INVESTMENT TECHNOLOGY GRP NE Common   46145F105    1,322    135,000 SH                Shared-Defined        1         135,000
ISHARES TR                   Common   464287739    7,333    145,000 SH                Shared-Defined        1         145,000
JPMORGAN CHASE & CO          Option   46625H950    1,506     50,000          Put      Shared-Defined        1          50,000
KENNAMETAL INC               Common   489170100    1,776     54,245 SH                Shared-Defined        1          54,245
KEYCORP NEW                  Common   493267108    3,262    550,000 SH                Shared-Defined        1         550,000
LINCOLN NATL CORP IND        Common   534187109    1,250     80,000 SH                Shared-Defined        1          80,000
LINCOLN NATL CORP IND        Option   534187909    1,563    100,000          Call     Shared-Defined        1         100,000
MACK CALI RLTY CORP          Common   554489104    1,471     55,000 SH                Shared-Defined        1          55,000
MB FINANCIAL INC NEW         Common   55264U108    1,984    134,800 SH                Shared-Defined        1         134,800
METLIFE INC                  Common   59156R108    2,381     85,000 SH                Shared-Defined        1          85,000
NASDAQ OMX GROUP INC         Common   631103108    2,777    120,000 SH                Shared-Defined        1         120,000
NORTHERN TR CORP             Option   665859904    5,597    160,000          Call     Shared-Defined        1         160,000
OCWEN FINL CORP              Common   675746309    1,057     80,000 SH                Shared-Defined        1          80,000
OLD DOMINION FGHT LINES INC  Common   679580100    1,159     40,000 SH                Shared-Defined        1          40,000
PARKER HANNIFIN CORP         Common   701094104    1,263     20,000 SH                Shared-Defined        1          20,000
PARTNERRE LTD                Common   G6852T105    1,045     20,000 SH                Shared-Defined        1          20,000
PARTNERRE LTD                Option   G6852T905    2,091     40,000          Call     Shared-Defined        1          40,000
PHH CORP                     Common   693320202    3,698    230,000 SH                Shared-Defined        1         230,000
PLATINUM UNDERWRITER HLDGS L Common   G7127P100    3,536    115,000 SH                Shared-Defined        1         115,000
PNC FINL SVCS GROUP INC      Common   693475105    5,060    105,000 SH                Shared-Defined        1         105,000
PPG INDS INC                 Common   693506107    1,413     20,000 SH                Shared-Defined        1          20,000
PRUDENTIAL FINL INC          Common   744320102    5,469    116,700 SH                Shared-Defined        1         116,700
RAYMOND JAMES FINANCIAL INC  Common   754730109    2,841    109,425 SH                Shared-Defined        1         109,425
RAYMOND JAMES FINANCIAL INC  Option   754730909    1,947     75,000          Call     Shared-Defined        1          75,000
RENAISSANCERE HOLDINGS LTD   Common   G7496G103    4,147     65,000 SH                Shared-Defined        1          65,000
SCHWAB CHARLES CORP NEW      Common   808513105    3,719    330,000 SH                Shared-Defined        1         330,000
SELECT SECTOR SPDR TR        Common   81369Y704      841     28,798 SH                Shared-Defined        1          28,798
SELECT SECTOR SPDR TR        Option   81369Y905   11,830  1,000,000          Call     Shared-Defined        1       1,000,000
SIMON PPTY GROUP INC NEW     Common   828806109    1,650     15,000 SH                Shared-Defined        1          15,000
SPDR S&P 500 ETF TR          Common   78462F103    4,527     40,000 SH                Shared-Defined        1          40,000
SPDR SERIES TRUST            Common   78464A797    1,579     90,000 SH                Shared-Defined        1          90,000
STARWOOD HOTELS&RESORTS WRLD Common   85590A401      776     20,000 SH                Shared-Defined        1          20,000
STATE STR CORP               Common   857477103    1,769     55,000 SH                Shared-Defined        1          55,000
STATE STR CORP               Option   857477903    1,608     50,000          Call     Shared-Defined        1          50,000
SUNTRUST BKS INC             Common   867914103    4,039    225,000 SH                Shared-Defined        1         225,000
SUSQUEHANNA BANCSHARES INC P Common   869099101    2,653    485,000 SH                Shared-Defined        1         485,000
TAUBMAN CTRS INC             Common   876664103    1,861     37,000 SH                Shared-Defined        1          37,000
TEREX CORP NEW               Common   880779103      410     40,000 SH                Shared-Defined        1          40,000
TEXAS CAPITAL BANCSHARES INC Common   88224Q107    1,143     50,000 SH                Shared-Defined        1          50,000
TIMKEN CO                    Common   887389104    1,477     45,000 SH                Shared-Defined        1          45,000
TRANSATLANTIC HLDGS INC      Common   893521104    2,669     55,000 SH                Shared-Defined        1          55,000
TYCO INTERNATIONAL LTD       Common   H89128104    1,223     30,000 SH                Shared-Defined        1          30,000
UNITED BANKSHARES INC WEST V Common   909907107    2,009    100,000 SH                Shared-Defined        1         100,000
UNITED RENTALS INC           Common   911363109      842     50,000 SH                Shared-Defined        1          50,000
UNUM GROUP                   Common   91529Y106    3,584    171,000 SH                Shared-Defined        1         171,000
VALLEY NATL BANCORP          Common   919794107    1,377    130,000 SH                Shared-Defined        1         130,000
WEBSTER FINL CORP CONN       Common   947890109    1,913    125,000 SH                Shared-Defined        1         125,000
WELLS FARGO & CO NEW         Common   949746101    1,447     60,000 SH                Shared-Defined        1          60,000
WESCO INTL INC               Common   95082P105    1,174     35,000 SH                Shared-Defined        1          35,000
WESTERN UN CO                Common   959802109    1,758    115,000 SH                Shared-Defined        1         115,000
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